S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 22, 2026
Christopher Sorrells [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Sorrells